Revenue - Summary of Revenue by Segment, Market or Product Line (Parenthetical) (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue from contract with customer excluding assessed tax	$ 2,106.3	$ 2,260.2	$ 3,083.8	$ 2,716.3	$ 1,912.9
Motion Picture Segment [Member] | Starz Business [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer excluding assessed tax	113.7	30.0	44.2	38.0	19.8
Television Production [Member] | Starz Business [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer excluding assessed tax	$ 308.4	$ 618.6	$ 731.3	$ 610.2	$ 184.3